Consolidated Statement of Cash Flows - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Cash flow from operating activities:
Receipts from customers	$ 51,756	$ 65,131
Payments to suppliers and employees	(62,123)	(69,998)
Proceeds from payments for settlement of financial assets at fair value through profit or loss	729	655
Income taxes paid	(51)	(216)
Net cash outflow from operating activities	(9,689)	(4,428)
Cash flow from investing activities:
Payments for intangible asset		(31)
Payments for property, plant and equipment	(605)	(148)
Proceeds from business combination, net of cash acquired		592
Net cash outflow from investing activities	(605)	413
Cash flow from financing activities:
Proceeds from issue of shares	9,923	17,165
Proceeds from borrowings - Convertible notes issued	4,571
Repayment of borrowings - Bank		(18,489)
Debt issuance costs		(87)
Repayments of lease liabilities	(3,785)
Interest paid	(975)	(999)
Net cash inflow/(outflow) from financing activities	9,734	(2,410)
Net decrease in cash and cash equivalents held	(560)	(6,425)
Cash and cash equivalents at beginning of year	1,962	10,739
Effects of exchange rate changes on cash and cash equivalents	120	(141)
Cash and cash equivalents at end of the half year	$ 1,522	$ 4,173